GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
Gains on sale of assets	The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Gain on sale of vessels and rig	18,670	13,228	39,405